Fresh-Start Reporting (Plan of Reorganization Adjustments Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2017	Oct. 03, 2016
Reorganizations [Abstract]
Reclassification from Liabilities Subject To Compromise to other current assets related to secured and unsecured claims		$ 82
Reclassification from accounts payable to other current liabilities related to accrued professional fees		16
Accrued change-in-control obligation (current)		23
Accrued success fees triggered by Emergence		26
Accrued professional fees (current)		7
Accrued liabilities related to the contributed entities (current)		28
Payments of professional fees		(12)
Borrowings under debtor-in-possession credit facilities		(3,387)
Preferred stock of PrefCo		70
Assumption of benefit plan liabilities associated with pension and health and welfare plans		122
Settlement of life Insurance costs with affiliate		$ 7
Shares of Vistra Energy common stock issued to TCEH first lien creditors		427,500,000
Par value of Vistra Energy common shares issued to TCEH first lien creditors	$ 0.01	$ 0.01